Properties (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The cost of properties and related accumulated depreciation consists of the following:

	As of
	December 31, 2015	December 31, 2014
	(In millions)
Land and improvements	$173.1	$175.3
Buildings and improvements	457.3	475.0
Machinery and equipment	1,654.8	1,756.8
Returnable containers	228.0	241.5
Furniture and fixtures	224.5	205.9
Software	116.2	128.3
Natural resource properties	3.8	3.8
Construction in progress	123.2	154.6
Total properties cost	2,980.9	3,141.2
Less: accumulated depreciation	(1,390.1)	(1,343.2)
Net properties	$1,590.8	$1,798.0